Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of financial instruments [text block] [Abstract]
FINANCIAL INSTRUMENTS
23.	FINANCIAL INSTRUMENTS

The main risks arising from the Group’s financial instruments are liquidity risk, foreign currency risk and credit risk. The directors regularly review and agree policies for managing each of these risks which are summarised below.

Market risk

Market risk encompasses three types of risk, being foreign currency exchange risk, price risk and fair value interest rate risk. The Group policies for managing fair value interest rate risk are considered along with those for managing cash flow interest rate risk and are set out in the subsection entitled “interest rate risk” below. The Directors do not consider the Group’s exposure to price risk to be significant. The Group’s risk management is coordinated by the Directors and focuses on actively securing the Group’s short to medium term cash flows by minimising the exposure to financial markets. The Group does not engage in the trading of financial assets for speculative purposes.

Credit risk

Credit risk is managed on a Group basis. Credit risk arises principally from cash and cash equivalents and deposits with banks and financial institutions as well as credit exposure to customers including committed transactions and outstanding receivables. The Group reviews its banking arrangements carefully to minimise such risks and currently has no customers and therefore this risk is viewed as minimal. Management monitor loans between members of the Group as part of their internal reporting and assess outstanding receivables for ability to be repaid.

Liquidity risk

The Group’s policy is to regularly monitor current and expected liquidity requirements to ensure that it maintains sufficient reserves of cash to meet its liquidity requirements in the short and long term. The Group ordinarily finances its activities through cash generated from by private and public offerings of equity and debt securities.

The table below summarises the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	2020
$000	Less than 3 months	3 to 12 months	Total
Trade and other payables	2,620	746	3,366
Related party payables	-	2,040	2,040
Total	2,620	2,786	5,406

Interest rate risk

The Group has limited exposure to interest-rate risk arising from its bank deposits. These deposit accounts are held at variable interest rates based on Barclays Bank base rate.

The Directors do not consider the impact of possible interest rate changes based on current market conditions to be material to the net result for the year or the equity position at the year-end for either the year ended 31 December 2020 or 31 December 2019.